Long-Term Debt and Other Borrowing Arrangements - Additional Information (Detail) € in Millions	1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 30, 2014 USD ($)	Jun. 29, 2014 USD ($)	Mar. 31, 2013 USD ($)	Sep. 27, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jan. 02, 2015 USD ($)	Nov. 30, 2014 EUR (€)	Mar. 31, 2013 EUR (€)
Debt Instrument [Line Items]
Term Loan					$ 200,000,000	$ 456,163,000	$ 637,595,000
Frequency of interest payments					Semiannually
Payments of debt issuance costs					$ 898,000	10,700,000	$ 17,376,000
Aggregate principal amount outstanding of senior subordinated notes					$ 1,459,100,000	1,521,500,000
Senior Subordinated Notes maturing 2019; description of priority					The 2023 Notes are guaranteed on a senior subordinated basis by certain of our subsidiaries. The notes rank equal in right of payment with our senior subordinated notes due 2024, 2022, and 2019 and with any future subordinated debt, and they are subordinated to all of our senior debt and the senior debt of our subsidiary guarantors, including our Term Loan and Revolver.
Senior Subordinated Notes maturing 2019; guarantees by subsidiaries					The 2023 Notes are guaranteed on a senior subordinated basis by certain of our subsidiaries.
Senior subordinated notes					$ 1,459,056,000	1,521,547,000
Fair value of debt instrument					1,416,600,000	$ 1,529,400,000
Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Fair value of debt instrument					$ 1,416,600,000
Variable Term loan Due 2020 [Member]
Debt Instrument [Line Items]
Description of variable rate basis					Three-month LIBOR plus an applicable spread.
Effective interest rate of senior subordinated notes					3.25%
Term Loan					$ 250,000,000
Long term debt, maturity					2020	2020
Frequency of interest payments					Quarterly amortization payments
Quarterly amortization payments					$ 600,000
Payments of debt issuance costs					$ 3,900,000
5.25% Senior Subordinated Notes Due 2024 [Member]
Debt Instrument [Line Items]
Senior subordinated notes interest rate					5.25%	5.25%
Senior subordinated notes maturity year					2024	2024
Senior subordinated notes					$ 200,000,000	$ 200,000,000
5.25% Senior Subordinated Notes Due 2024 [Member] | Senior Subordinate Notes [Member]
Debt Instrument [Line Items]
Frequency of interest payments					Semiannually
Payments of debt issuance costs		$ 4,200,000
Aggregate principal amount outstanding of senior subordinated notes		$ 200,000,000
Senior subordinated notes interest rate		5.25%
Senior subordinated notes maturity year		2024
Senior Subordinated Notes maturing 2019; description of priority					The 2024 Notes rank equal in right of payment with our senior subordinated notes due 2023, 2022, and 2019 and with any future subordinated debt, and they are subordinated to all of our senior debt and the senior debt of our subsidiary guarantors, including our Term Loan and Revolver.
Senior Subordinated Notes maturing 2019; guarantees by subsidiaries					The 2024 Notes are guaranteed on a senior subordinated basis by certain of our subsidiaries.
5.5% Senior Subordinated Notes Due 2023 [Member] | Senior Subordinate Notes [Member]
Debt Instrument [Line Items]
Payments of debt issuance costs			$ 12,700,000
Aggregate principal amount outstanding of senior subordinated notes	$ 247,500,000		$ 388,200,000						€ 200.0	€ 300.0
Senior subordinated notes interest rate			5.50%							5.50%
Senior subordinated notes maturity year	2023		2023
Senior subordinated notes					$ 553,800,000
5.5% Senior Subordinated Notes Due 2022 [Member] | Senior Subordinate Notes [Member]
Debt Instrument [Line Items]
Frequency of interest payments					Semiannually
Aggregate principal amount outstanding of senior subordinated notes					$ 700,000,000
Senior subordinated notes interest rate					5.50%
Senior subordinated notes maturity year					2022
Senior Subordinated Notes maturing 2019; description of priority					The 2022 Notes are guaranteed on a senior subordinated basis by certain of our subsidiaries. The 2022 Notes rank equal in right of payment with our senior subordinated notes due 2024, 2023, and 2019, and with any future subordinated debt, and they are subordinated to all of our senior debt and the senior debt of our subsidiary guarantors, including our Term Loan and Revolver.
Senior Subordinated Notes maturing 2019; guarantees by subsidiaries					The 2022 Notes are guaranteed on a senior subordinated basis by certain of our subsidiaries.
9.25% Senior Subordinated Notes Due 2019 [Member]
Debt Instrument [Line Items]
Effective interest rate of senior subordinated notes					9.75%
Frequency of interest payments					Semiannually
Aggregate principal amount outstanding of senior subordinated notes					$ 5,200,000
Senior subordinated notes interest rate					9.25%	9.25%
Senior subordinated notes maturity year					2019	2019
Senior Subordinated Notes maturing 2019; description of priority					The notes rank equal in right of payment with our senior subordinated notes due 2024, 2023, and 2022, and with any future senior subordinated debt, and are subordinated to all of our senior debt and the senior debt of our subsidiary guarantors, including our Term Loan and Revolver.
Senior Subordinated Notes maturing 2019; guarantees by subsidiaries					The 2019 notes are guaranteed on a senior subordinated basis by certain of our subsidiaries.
Senior subordinated notes					$ 5,221,000	$ 5,221,000
Revolving Credit Agreement Mature 2018 [Member]
Debt Instrument [Line Items]
Borrowing under line of credit facility					400,000,000
Revolving credit agreement					$ 50,000,000			$ 200,000,000
Revolving credit agreement, maturity					2018	2018
Line of credit borrowing base					$ 242,500,000
Description of variable rate basis					LIBOR or other similar indices in foreign jurisdictions
Line of credit commitment fees					0.375%
Effective interest rate of senior subordinated notes					2.13%
Line of credit facility description					In the event we borrow more than 90% of our borrowing base, we are subject to a fixed charge coverage ratio covenant.
Revolving credit facility restrictive covenants fixed charge coverage ratio minimum threshold					90.00%
Line of credit repayments made				$ 150,000,000
Line of credit remaining borrowings outstanding					$ 50,000,000
Revolving Credit Agreement Mature 2018 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit spread on variable rate					1.25%
Revolving Credit Agreement Mature 2018 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit spread on variable rate					1.75%